Leases - Schedule of Maturity of Remaining Operating Leases Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Operating Lease
2024	$ 253
2025	257
2026	259
2027	262
2028	264
Thereafter	44
Total lease payments	1,339
Less imputed interest	(126)
Total lease liabilities, as reported	$ 1,213	$ 1,533